Capital Structure, Financial Risk and Related Items - Share Capital (Details)	12 Months Ended
	Dec. 31, 2023 DKK (kr) shares	Dec. 31, 2019 shares	Dec. 31, 2016 shares	Dec. 31, 2024 DKK (kr) Vote EquityInstruments kr / shares shares	Dec. 31, 2021 DKK (kr)
Share Capital
Par value (in euros per share) | kr / shares				kr 1
Number Of Shares Authorised				66,187,186
Number Of Votes | Vote				1
Nominal value of shares repurchases | kr	kr 500,000			kr 3,500,000	kr 500,000
First authorization
Share Capital
Warrants remain available for issue | EquityInstruments				750,000
Number of shares authorized for repurchase	3,500,000
Actual shares repurchased under authorization	1,821,853
Shares available for repurchase	1,678,147
Second authorization
Share Capital
Warrants issued | EquityInstruments				585,692
Warrants reissued | EquityInstruments				41,143
Warrants remain available for issue | EquityInstruments				164,308
Warrants remain available for reissue | EquityInstruments				4,550
Number of shares authorized for repurchase		500,000
Shares available for repurchase		500,000
Third authorization
Share Capital
Warrants issued | EquityInstruments				500,000
Warrants reissued | EquityInstruments				81,684
Number of shares authorized for repurchase			500,000
Actual shares repurchased under authorization			450,000
Shares available for repurchase			50,000